Assets for Rights-of-Use and Obligations for Lease Contracts	12 Months Ended
Dec. 31, 2022
Assets for Rights-of-Use and Obligations for Lease Contracts
Assets for Rights-of-Use and Obligations for Lease Contracts

Note 15 – Assets for Rights-of-Use and Obligations for Lease Contracts

a)	Asset for right-of-use
(i)	The Bank has mainly lease agreements for its branches and corporate building. The composition of this item as of December 31, 2022 and 2021, is as follows:

	Years of	Years of average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2022	Gross Balances	Depreciation	December 31, 2022
	N°	N°	MCh$	MCh$	MCh$	MCh$
Buildings	8	5	110,743	164,052	(74,513)	89,539
Land	—	—	—	—	—	—
Others leased assets	3	—	38	—	—	—
Totals			110,781	164,052	(74,513)	89,539

	Years of	Years of average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 1, 2021	Gross Balances	Depreciation	December 31, 2021
	N°	N°	MCh$	MCh$	MCh$	MCh$
Buildings	7	5	145,906	175,358	(64,615)	110,743
Land	—	—	—	—	—	—
Others leased assets	3	3	102	152	(114)	38
Totals			146,008	175,510	(64,729)	110,781

(ii)	Movement in the gross balance of assets for the right to use assets under lease at 31 December 2022 and 2021, is as follows

	Buildings	Land	Others leased assets	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balance as of January 1, 2022	175,358		152	175,510
Additions	9,113	—	—	9,113
Disposals due to early termination (1)	(15,372)	—	(122)	(15,494)
Remeasurements of the liability due to modifications (2)	(8,985)	—	(5)	(8,990)
Inflation indexation adjustments (3)	9,248	—	—	9,248
Exchange differences	(5,310)	—	(25)	(5,335)
Ending balances as of December 31, 2022	164,052	—	—	164,052

	Buildings	Land	Others leased assets	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balance as of January 1, 2021	195,992	—	173	196,165
Additions	4,674	—	—	4,674
Disposals due to early termination (1)	(32,712)	—	(16)	(32,728)
Remeasurements of the liability due to modifications (2)	(728)	—	—	(728)
Inflation indexation adjustments (3)	6,258	—	(6)	6,252
Exchange differences	1,874	—	1	1,875
Ending balances as of December 31, 2021	175,358	—	152	175,510
(1)	Corresponds to early terminations due to the restructuring plan
(2)	Corresponds to remeasurements of the recognized liability due to contracts modifications.
(3)	Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.

Note 15 – Assets for Rights-of-Use and Obligations for Lease Contracts, continued

(iii)	The movement in the accumulated depreciation of assets for the right to use assets under lease agreements as of December 31, 2022 and 2021, is as follows:

	Buildings	Land	Other leased assets	Totals
	MCh$	MCh$	MCh$	MCh$
Opening balance as of January 1, 2022	(64,615)	—	(114)	(64,729)
Depreciation	(22,518)	—	(33)	(22,551)
Disposals due to early termination	9,790	—	125	9,915
Exchange differences	2,695	—	22	2,717
Reclassifications	135	—	—	135
Impairment	—	—	—	—
Ending balances as of December 31, 2022	(74,513)	—	—	(74,513)

	Buildings	Land	Other leased assets	Totals
	MCh$		MCh$	MCh$
Opening balance as of January 1, 2021	(50,086)	—	(71)	(50,157)
Depreciation (1)	(27,125)	—	(59)	(27,184)
Disposals due to early termination (2)	13,333	—	16	13,349
Exchange differences	(737)	—	—	(737)
Ending balances as of December 31, 2021	(64,615)	—	(114)	(64,729)
(1)	See note 32 “Depreciation, amortization and impairment”
(2)	Corresponds to early terminations due to the restructuring plan

b) Lease contracts liabilities

i)	As of December 31, 2022 and 2021, the obligations for lease contracts are as follows

	December 31, 2022	December 31, 2021
	MCh$	MCh$
Lease contract liabilities	94,575	115,544
Totals	94,575	115,544

The Bank and its subsidiaries have contracts, with certain renewal options, for which there is reasonable certainty that the option will be exercised. In such cases, the lease period used to measure the liabilities and assets corresponds to an estimate of future renewals.

ii)	Movement in lease liabilities and cash flows for the period is shown below

	2022	2021
	MCh$	MCh$
Opening balance as of January 1,	115,544	151,885
Additions due to new contracts	9,113	4,674
Disposals due to early termination (2)	(5,527)	(20,177)
Interest expenses	3,657	3,725
Remeasurements of the liability due to modifications (1)	(8,908)	(728)
Inflation indexation adjustments	9,171	6,252
Exchange rate adjustments	(22)	25
Exchange difference	(3,776)	1,435
Capital and interest payments	(24,677)	(31,547)
Ending balance as of December 31,	94,575	115,544
(1)	Corresponds to remeasurements of the recognized liability due to contract modifications.
(2)	Corresponds to early terminations due to the restructuring plan